Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 7: Commitments

On July 22, 2024, the Company entered into an Independent Software Vendor Program Agreement (the “Agreement”) with Five9, Inc. (“Five9”), a Delaware corporation. Five9 is a leading provider of intelligent cloud software and applications for contact centers. Pursuant to the Agreement, Five9 granted the Company a non-exclusive, worldwide, royalty-free, non-sublicensable and non-transferable license to access the Five9 developer account with the purpose of integrating the Company’s products and services and becoming an accredited vendor under Five9’s ISV program. The Company has agreed to pay a non-refundable ISV Program participation fee to Five9 for the initial one-year term of the Agreement and for each one-year renewal term thereafter. Further, each party to the Agreement may receive referral fees from the other party for the referral of prospective customers.

One August 22, 2024, the Company entered into a Genesys AppFoundery ISV Partner Agreement with Genesys Cloud Services, Inc. (“Genesys”), a California corporation. Genesys manages the Genesys AppFoundry, a marketplace of solutions that offers Genesys customers a curated selection of integrations and applications. The agreement governs the Company’s non-exclusive participation as an AppFoundry ISV Partner in the Genesys AppFoundry Program. The Company has agreed to pay a non-refundable revenue share to Genesys during the term of the Agreement based on a percentage of the revenue invoiced by the Company or Genesys in connection with the sale of the Company’s software through the AppFoundry marketplace. The agreement may be terminated by either party without cause upon ninety (90) days written notice to the other party.

On October 8, 2024, the Company entered into an OEM Agreement (the “Agreement”) with inContact, Inc. (“inContact”), a Delaware corporation. inContact is an affiliate of NICE Ltd., a company incorporated in Israel, whose shares are traded on the Tel Aviv Stock Exchange and whose American Depositary Shares are traded on the Nasdaq Global Select Market. NICE is one of the largest customer service companies in the world. Pursuant to the Agreement, inContact will distribute and sell the Company’s OEM solutions, consisting of over-the-phone consecutive AI language translation solutions to customers and inContact will pay fees to the Company based on usage of the Company’s OEM solutions. The agreement has an initial term of three years and will automatically renew for additional periods of one year. Additionally, the Company will continue to provide support to NICE for a period of five years following termination or expiration of the agreement. The agreement also has an exclusivity period of eighteen months. During the exclusivity period, NICE shall not develop or make its own native over-the-phone consecutive AI language translation solution, nor shall NICE OEM a competitive over-the-phone consecutive AI language translation solution, where such solution is embedded within the NICE Product. Upon execution of the agreement, the Company received $700,000 from NICE as a credit balance for future service. As of March 31, 2025, the Company recognized $90,000 of the credit balance as revenue.

In December 2024, The Company entered into employment agreements with Mr. Leal and Mr. Day, each of which will become effective as of the effective date of the registration statement on Form S-1 in connection with the Company’s planned public offering of its shares. Pursuant to the employment agreements, Mr. Day has agreed to serve as President, Chief Financial Officer, Secretary, Chief Legal Officer and Chairman of the Board of the Company and Mr. Leal has agreed to serve as Chief Executive Officer and as a Director for five years from the effective date in consideration for an annualized salary of $300,000, payable in regular installments in accordance with the usual payment practices of the Company. The employment agreements contemplate annual bonus awards based on the achievement of performance objectives and targets established annually by the Board of Directors and possible additional bonuses for services and results achieved by Mr. Day and Mr. Leal.

Note 8: Commitments and Obligations

On July 22, 2024, the Company entered into an Independent Software Vendor Program Agreement (the “Agreement”) with Five9, Inc. (“Five9”), a Delaware corporation. Five9 is a leading provider of intelligent cloud software and applications for contact centers. Pursuant to the Agreement, Five9 granted the Company a non-exclusive, worldwide, royalty-free, non-sublicensable and non-transferable license to access the Five9 developer account with the purpose of integrating the Company’s products and services and becoming an accredited vendor under Five9’s ISV program. The Company has agreed to pay a non-refundable ISV Program participation fee to Five9 for the initial one-year term of the Agreement and for each one-year renewal term thereafter. Further, each party to the Agreement may receive referral fees from the other party for the referral of prospective customers.

One August 22, 2024, the Company entered into a Genesys AppFoundery ISV Partner Agreement with Genesys Cloud Services, Inc. (“Genesys”), a California corporation. Genesys manages the Genesys AppFoundry, a marketplace of solutions that offers Genesys customers a curated selection of integrations and applications. The agreement governs the Company’s non-exclusive participation as an AppFoundry ISV Partner in the Genesys AppFoundry Program. The Company has agreed to pay a non-refundable revenue share to Genesys during the term of the Agreement based on a percentage of the revenue invoiced by the Company or Genesys in connection with the sale of the Company’s software through the AppFoundry marketplace. The agreement may be terminated by either party without cause upon ninety (90) days written notice to the other party.

On October 8, 2024, the Company entered into an OEM Agreement (the “Agreement”) with inContact, Inc. (“inContact”), a Delaware corporation. inContact is an affiliate of NICE Ltd., a company incorporated in Israel, whose shares are traded on the Tel Aviv Stock Exchange and whose American Depositary Shares are traded on the Nasdaq Global Select Market. NICE is one of the largest customer service companies in the world. Pursuant to the Agreement, inContact will distribute and sell the Company’s OEM solutions, consisting of over-the-phone consecutive AI language translation solutions to customers and inContact will pay fees to the Company based on usage of the Company’s OEM solutions. The agreement has an initial term of three years and will automatically renew for additional periods of one year. Additionally, the Company will continue to provide support to NICE for a period of five years following termination or expiration of the agreement. The agreement also has an exclusivity period of eighteen months. During the exclusivity period, NICE shall not develop or make its own native over-the-phone consecutive AI language translation solution, nor shall NICE OEM a competitive over-the-phone consecutive AI language translation solution, where such solution is embedded within the NICE Product. Upon execution of the agreement, the Company received $700,000 from NICE as a credit balance for future service. As of December 31, 2024, the Company expects to recognize all the unsatisfied performance obligations as revenue in the following twelve months.